Related Parties Transactions - Disclosure of directors’ and senior managers’ shareholdings and share incentive awards (Details)	Dec. 31, 2022 USD ($) shares
Ms Dapne Zohar | Gelesis | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	465,121
Number of options held (in shares)	3,303,306
Number of RSUs held (in shares)	1,349,697
Ownership interest	4.45%
Dr Robert Langer | Entrega | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	250,000
Number of options held (in shares)	82,500
Number of RSUs held (in shares)	0
Ownership interest	4.09%
Dr Raju Kucherlapati | Gelesis | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	139,625
Number of options held (in shares)	0
Number of RSUs held (in shares)	50,639
Ownership interest	0.12%
Dr Raju Kucherlapati | Enlight (Class B Common) | Class B common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	0
Number of options held (in shares)	30,000
Number of RSUs held (in shares)	0
Ownership interest	3.00%
Dr John LaMattina | Gelesis | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	395,035
Number of options held (in shares)	37,129
Number of RSUs held (in shares)	0
Ownership interest	0.38%
Dr John LaMattina | Akili | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	56,554
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.07%
Dr John LaMattina | Vedanta | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	25,000
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.17%
Dr Bharatt Chowrira | Karuna | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	5,000
Number of options held (in shares)	0
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Dr Joseph Bolen | Vor | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	0
Number of options held (in shares)	9,191
Number of RSUs held (in shares)	0
Ownership interest	0.01%
Dr John LaMattina and Ms Mary LaMattina | Gelesis | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	345,035
Dr John LaMattina (individually) | Gelesis | Common
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of shares held (in shares)	50,000
Dr John LaMattina (individually) | Appeering | Convertible notes
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Aggregate principal amount | $	$ 50,000